Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Montgomery Funds
Entity Central Index Key	0001409957
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000054090
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Investor Shares
Trading Symbol	VMNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 466,000,000
Holdings Count | Holding	447
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$466
Number of Portfolio Holdings	447
Portfolio Turnover Rate	51%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.0%	3.5%
Consumer Discretionary	9.2%	8.9%
Consumer Staples	4.9%	5.0%
Energy	6.2%	5.9%
Financials	18.5%	17.9%
Health Care	12.6%	12.8%
Industrials	16.5%	16.1%
Information Technology	11.9%	12.2%
Materials	3.7%	3.7%
Real Estate	6.8%	6.9%
Utilities	3.2%	3.2%
Other Assets and Liabilities—Net	3.5%	3.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054091
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	VMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 466,000,000
Holdings Count | Holding	447
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$466
Number of Portfolio Holdings	447
Portfolio Turnover Rate	51%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.0%	3.5%
Consumer Discretionary	9.2%	8.9%
Consumer Staples	4.9%	5.0%
Energy	6.2%	5.9%
Financials	18.5%	17.9%
Health Care	12.6%	12.8%
Industrials	16.5%	16.1%
Information Technology	11.9%	12.2%
Materials	3.7%	3.7%
Real Estate	6.8%	6.9%
Utilities	3.2%	3.2%
Other Assets and Liabilities—Net	3.5%	3.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature